EQ ADVISORS TRUSTSM

1290 VT Convertible Securities Portfolio

SUPPLEMENT DATED MAY 3, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021

This Supplement updates certain information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated May 1, 2021 of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus, and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding the restructuring of the 1290 VT Convertible Securities Portfolio (“Portfolio”) to an index strategy.

The Board of Trustees of the Trust has approved certain changes with respect to the Portfolio, including (i) changes to the Portfolio’s investment objective, principal investment strategy, and performance benchmark, (ii) the termination of Palisade Capital Management, L.L.C. (“Palisade”) as a sub-adviser to an actively managed portion of the Portfolio, (iii) the appointment of SSGA Funds Management, Inc. (“SSGA FM”) as a sub-adviser to the Portfolio, (iv) an amendment to the Investment Advisory Agreement between the Trust and Equitable Investment Management Group, LLC (“EIM”) with respect to the Portfolio to reflect a decrease in the investment advisory fee rate, (v) an amendment to the Mutual Funds Service Agreement between the Trust and EIM with respect to the Portfolio to reflect a decrease in the administrative services fee rate, and (vi) an amendment to the Expense Limitation Agreement between the Trust and EIM with respect to the Portfolio to reflect a decrease in the maximum annual operating expense limit and to exclude acquired fund fees and expenses from the operating expense limit.

Currently, approximately 70% of the Portfolio’s assets are actively managed by Palisade, and approximately 30% of the Portfolio’s assets are invested in exchange-traded funds selected by EIM. In accordance with the restructuring approved by the Board of Trustees, effective on or about June 23, 2021, the Portfolio will pursue an index strategy managed by SSGA FM, and the Portfolio’s investment objective and principal investment strategy will change to reflect that the Portfolio will seek to track the performance of the Bloomberg Barclays U.S. Convertible Liquid Bond Index. In connection with the restructuring, EIM has entered into a new Investment Sub-Advisory Agreement with SSGA FM to provide sub-advisory services for the Portfolio, effective on or about June 23, 2021.

In connection with the restructuring and SSGA FM’s appointment as a sub-adviser to the Portfolio, the Portfolio will experience a transition period during which the securities held in the Portfolio will be repositioned. The Portfolio may not pursue its investment objective and principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the restructuring. The transition may be implemented before or after the effective date of SSGA FM’s appointment as a sub-adviser to the Portfolio, and may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.

The following changes to the Summary Prospectus, Prospectus, and SAI are effective on or about June 23, 2021:

All references to Palisade as the sub-adviser to the Portfolio are deleted.

The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Investment Objective: Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Convertible Liquid Bond Index.

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The section of the Portfolio’s Summary Prospectus entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 VT Convertible Securities Portfolio	Class IB Shares*
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.41%
Total Annual Portfolio Operating Expenses	1.16%
Fee Waiver and/or Expense Reimbursement†	-0.26%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
*	Expenses have been restated to reflect current fees in connection with the Portfolio’s restructuring as a portfolio that pursues an index strategy.
†	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.90% for Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$92	$343	$613	$1,386

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The section of the Portfolio’s Prospectus entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 VT Convertible Securities Portfolio	Class IB Shares*	Class K Shares*
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses	0.41%	0.41%
Total Annual Portfolio Operating Expenses	1.16%	0.91%
Fee Waiver and/or Expense Reimbursement†	–0.26%	–0.26%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.65%
*	Expenses have been restated to reflect current fees in connection with the Portfolio’s restructuring as a portfolio that pursues an index strategy.
†	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.90% for Class IB shares and 0.65% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$92	$343	$613	$1,386
Class K Shares	$66	$264	$478	$1,096

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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Principal Investment Strategy: Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. A convertible security is generally a bond, preferred stock or other security that may be converted within a specified period of time and at a pre-stated price or formula into common stock of the same or a different issuer.

The Portfolio uses a strategy that is commonly referred to as an indexing strategy. In seeking to achieve the Portfolio’s investment objective, the Sub-Adviser generally will employ a sampling strategy to build a portfolio whose broad characteristics match those of the Bloomberg Barclays U.S. Convertible Liquid Bond Index (the “Index”), which means that the Portfolio is not required to purchase all of the securities represented in the Index. Instead, the Portfolio may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Portfolio will be based on a number of factors, including the asset size of the Portfolio. Based on its analysis of these factors, the Sub-Adviser may either invest the Portfolio’s assets in a subset of securities in the Index or invest the Portfolio’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Sub-Adviser to be in the best interest of the Portfolio in pursuing its objective. The Portfolio may not track the performance of the Index due to differences in individual securities holdings, expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Index are valued. The Portfolio generally will be broadly diversified across companies and industries. However, to the extent that the Index is concentrated, the Portfolio will concentrate its investments (i.e., invest 25% or more of its total assets) in securities of issuers in a particular industry or group of industries to approximately the same extent as the Index. As of the date of this Prospectus, the Index is not concentrated in any particular industry.

The Index is designed to represent the market of U.S. convertible securities, such as convertible bonds and convertible preferred stock. Convertible bonds are bonds that can be exchanged, at the option of the holder or issuer, for a specific number of shares of the issuer’s equity securities. Convertible preferred stock is preferred stock that includes an option for the holder to convert to common stock. The Index components are a subset of issues in the Bloomberg Barclays Convertible Composite Index. To be included in the Index, a security must meet the following requirements: (i) have an issue amount of at least $350 million and a par amount outstanding of at least $250 million; (ii) be a non- called, non-defaulted security; (iii) have at least 31 days until maturity; (iv) be U.S. dollar denominated; and (v) be a registered or a convertible tranche issued under Rule 144A of the Securities Act of 1933, as amended. The Index may include investment grade, below investment grade and unrated securities.

The Portfolio may also invest in: (1) common stock, non-convertible preferred stock and other equity instruments; (2) debt securities that are not included in the Index; (3) cash or short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents; and (4) exchange-traded funds that invest in convertible securities.

The Portfolio also may lend its portfolio securities to earn additional income.

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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Risks” is amended by deleting “Foreign Securities Risk” and “Large-Cap Company Risk” and adding the following:

Index Strategy Risk: The Portfolio employs an index strategy and generally will not modify its index strategy to respond to changes in market trends or the economy, which means that the Portfolio may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track the relevant index, the Portfolio may not invest in all of the securities in the index. Therefore, there can be no assurance that the performance of the index strategy will match that of the relevant index. To the extent the Portfolio utilizes a representative sampling approach, it may experience tracking error to a greater extent than if the Portfolio sought to replicate the index.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion

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of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.

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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Risk/Return Bar Chart and Table” is amended to include the following information:

Prior to June 23, 2021, the Portfolio had a different investment objective, had different investment policies and strategies, and was managed by a different sub-adviser. Effective June 23, 2021, the Portfolio pursues an index strategy. If the Portfolio had historically been managed using its current investment policies and strategy, the performance of the Portfolio would have been different.

The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Risk/Return Bar Chart and Table – Average Annual Total Returns” is amended to include the following information:

Average Annual Total Returns

	One Year	Five Years	Ten Years
Bloomberg Barclays U.S. Convertible Liquid Bond Index* (reflects no deduction for fees, expenses, or taxes)	80.12%	19.58%	14.50%
*	Effective June 23, 2021, the Bloomberg Barclays U.S. Convertible Liquid Bond Index replaced the ICE BofA US Convertible Index as the Portfolio’s benchmark because the Bloomberg Barclays U.S. Convertible Liquid Bond Index better reflects the Portfolio’s investment universe.

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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Who Manages the Portfolio – Investment Adviser: Equitable Investment Management Group, LLC (“EIM” or the “Adviser”)” is deleted in its entirety and replaced with the following:

Investment Adviser: Equitable Investment Management Group, LLC (“EIM” or the “Adviser”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the selection, monitoring and oversight of the Portfolio’s Sub-Adviser are:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of EIM	October 2013
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of EIM	October 2013

The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Who Manages the Portfolio – Sub-Adviser: Palisade Capital Management, L.L.C. (“Palisade” or the “Sub-Adviser”)” is deleted in its entirety and replaced with the following:

Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM” or the “Sub-Adviser”)

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Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Michael Brunell, CFA®	Vice President and Senior Portfolio Manager of SSGA FM	June 2021
Christopher DiStefano	Vice President and Portfolio Manager of SSGA FM	June 2021
Frank Miethe, CFA®	Vice President and Portfolio Manager of SSGA FM	June 2021

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The section of the Prospectus entitled “More Information on Fees and Expenses – Advisory Fees” is amended to include the following information:

The following table shows the contractual rate of the advisory fee (as a percentage of the Portfolio’s average daily net assets) payable by the 1290 VT Convertible Securities Portfolio effective June 23, 2021.

Portfolio	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Convertible Securities Portfolio	0.500%	0.450%	0.425%

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The section of the Prospectus entitled “More Information on Fees and Expenses – Expense Limitation Agreement” is amended to include the following information:

Expense Limitation Provisions

	Total Expenses Limited to (% of average daily net assets)
Portfolio	Class IB Shares	Class K Shares
1290 VT Convertible Securities Portfolio****	0.90%	0.65%
****	Effective June 23, 2021.

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Effective June 23, 2021, for administrative services, in addition to the advisory fee, the Portfolio will pay EIM its proportionate share of a lower asset-based administration fee, subject to a lower minimum annual fee of $30,000. The asset-based administration fee is equal to an annual rate of 0.100% of the first $30 billion of the aggregate average daily net assets of all single-advised Portfolios of the Trust; 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; and 0.0775% thereafter. Accordingly, the Prospectus and the SAI are amended as follows:

The section of the Prospectus entitled “More Information on Fees and Expenses – Administrative Fees” is amended by: (i) adding “1290 VT Convertible Securities Portfolio” to the list of portfolios in the first sentence of the second paragraph, (ii) adding “1290 VT Convertible Securities Portfolio” to the list of portfolios referred to collectively as the “Single-Advised Portfolios” in the third paragraph, (iii) deleting “1290 VT Convertible Securities Portfolio” from the list of portfolios in the first sentence of the fourth paragraph, and (iv) deleting “1290 VT Convertible Securities Portfolio” from the list of portfolios referred to collectively as the “Aggregated Portfolios” in the fifth paragraph.

The section of the SAI entitled “Investment Management and Other Services – The Administrator” is amended by (i) adding “1290 VT Convertible Securities Portfolio” to the list of portfolios in the first sentence of the second paragraph and (ii) deleting “1290 VT Convertible Securities Portfolio” from the list of portfolios in the first sentence of the third paragraph.

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The section of the Prospectus entitled “More Information on Strategies, Risks, Benchmarks and Underlying ETFs – Additional Information about the Investment Strategies” is amended by deleting “Enhanced Convertible Securities”.

The section of the Prospectus entitled “More Information on Strategies, Risks, Benchmarks and Underlying ETFs – Benchmarks” is amended to include the following information:

Bloomberg Barclays U.S. Convertible Liquid Bond Index is designed to represent the market of U.S. convertible securities. The Index may include investment grade, below investment grade and unrated securities.

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The section of the Prospectus entitled “Management of the Trust – The Adviser” is amended by deleting “1290 VT Convertible Securities Portfolio” from the list of portfolios in the third paragraph and the thirteenth paragraph.

The section of the Prospectus entitled “Management of the Trust – The Sub-Advisers” is amended to include the following information:

SSGA Funds Management, Inc. (“SSGA FM”), One Iron Street, Boston, MA 02210, serves as Sub Adviser to the 1290 VT Convertible Securities Portfolio. SSGA FM is a wholly owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. As of December 31, 2020, SSGA FM had approximately $676.96 billion in assets under management. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. As of December 31, 2020, SSGA had approximately $3.47 trillion in assets under management. Portfolio managers Michael Brunell, CFA®, Christopher DiStefano, and Frank Miethe, CFA®, are jointly and primarily responsible for the investment decisions for the 1290 VT Convertible Securities Portfolio.

Michael Brunell, CFA® is a Vice President of SSGA and a senior member of the Fixed Income portfolio management team. In his current role as part of the Fixed Income Beta Solutions Group, he heads the credit sector team and is responsible for developing, managing, and supporting various types of funds against a variety of conventional and custom bond index strategies. Prior to joining the investment team in 2004, Mr. Brunell had been responsible for managing the U.S. Fixed Income Operations Group at SSGA. Additionally, he earned the Chartered Financial Analyst designation and is a member of the CFA Institute and CFA Society Boston, Inc.

Christopher DiStefano is a Vice President of SSGA and a Portfolio Manager within the Fixed Income portfolio management team. He is responsible for managing several funds and ETFs within the Convertible Bond, Investment Grade Credit, and Smart Beta sectors and strategies. Prior to joining SSGA in 2010, Mr. DiStefano worked as an engineer within the real estate development and transportation industries.

Frank Miethe, CFA® is a Vice President of SSGA and a Portfolio Manager within the Fixed Income portfolio management team. Mr. Miethe joined SSGA in 2010 and has been part of the Portfolio Management team since 2013. He is currently responsible for managing several funds and ETFs within the Investment Grade Credit sector. Prior to his role at State Street Global Advisors, Mr. Miethe worked at State Street Corporation as a Fund Accountant and a Client Operations Associate. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analysts Society.

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The section of the SAI entitled “Investment Management and Other Services – The Sub-Advisers” is amended to include the following information:

Portfolio	Name and Control Persons of the Sub-Adviser
1290 VT Convertible Securities Portfolio	SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc. which itself is a wholly-owned subsidiary of State Street Corporation. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information” is amended to include the following information:

Equitable Investment Management Group, LLC (the “Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Adviser managed by the portfolio
manager and the total assets of the accounts managed
	within each category as of December 31, 2020.						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

1290 VT Convertible Securities Portfolio
Kenneth Kozlowski	128	$173.94	6	$384.91	0	N/A	0	N/A	0	N/A	0	N/A
Alwi Chan	128	$173.94	6	$384.91	0	N/A	0	N/A	0	N/A	0	N/A

SSGA Funds Management, Inc. (“SSGA FM” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed within
	each category as of March 31, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

1290 VT Convertible Securities Portfolio
Michael Brunell	32	$86.07	143	$170.79	164	$103.61	0	N/A	0	N/A	0	N/A
Christopher DiStefano	32	$86.07	143	$170.79	164	$103.61	0	N/A	0	N/A	0	N/A
Frank Miethe	32	$86.07	143	$170.79	164	$103.61	0	N/A	0	N/A	0	N/A

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Ownership of Shares of the Portfolio as of December 31, 2020

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

1290 VT Convertible Securities Portfolio
Kenneth Kozlowski	X
Alwi Chan	X

Ownership of Shares of the Portfolio as of March 31, 2021

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 VT Convertible Securities Portfolio
Michael Brunell	X
Christopher DiStefano	X
Frank Miethe	X

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